[Letterhead of Goodwin Procter LLP]

May 25, 2005

VIA EDGAR AND VIA HAND DELIVERY

Elaine Wolff, Special Counsel

Michael McTiernan, Attorney-Advisor

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	DiamondRock Hospitality Company

Amendment Nos. 3 and 4 to

Registration Statement on Form S-11 Filed May 12, 2005

Registration No. 333-123065

Dear Ms. Wolff and Mr. McTiernan:

This letter is submitted on behalf of DiamondRock Hospitality Company (the “Company”) in response to comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Registration Statement on Form S-11 (the “Registration Statement”) filed with the Commission on March 1, 2005, as amended pursuant to Amendment No. 1 to the Registration Statement filed with the Commission on April 1, 2005, as further amended pursuant to Amendment No. 2 to the Registration Statement filed with the Commission on May 4, 2005, and as further amended pursuant to Amendments No. 3 and No. 4 to the Registration Statement filed with the Commission on May 12, 2005 (“Amendment Nos. 3 and 4”), as set forth in your letter, dated May 24, 2005 (“Comment Letter 4”), to Mr. William McCarten, Chairman of the Board and Chief Executive Officer of the Company. The Company is concurrently filing Amendment No. 5 to the Registration Statement (“Amendment No. 5”), which includes changes to reflect responses to the Staff’s comments and to update certain disclosures. The responses in this letter are based on representations made by the Company to Goodwin Procter LLP for the purpose of preparing this letter. The Company will separately deliver copies of Amendment No. 5, marked to show changes responsive to Comment Letter 4, to the members of the Staff specified in Comment Letter 4.

For reference purposes, the text of Comment Letter 4 has been reproduced herein with responses below each numbered comment. Unless otherwise indicated, page references in the

Securities and Exchange Commission

descriptions of the Staff’s comments refer to Amendment Nos. 3 and 4 and page references in the responses refer to Amendment No. 5.

Prospectus Cover Page

l.	Please remove the reference to selling stockholder proceeds in the pricing table.

Response: In response to the Staff’s comments, the Company has removed the reference to selling stockholder proceeds on the prospectus cover page.

Prospectus Summary

2.	We note your response to comment 2 and your addition of a summary risk factor. However, we reissue the comment. Please include a separate section in the summary that summarizes the conflicts of interest described in the risk factor on page 29.

Response: In response to the Staff’s comments, the Company has provided a summary of the conflicts of interest described in the referenced risk factor on pages 13 and 14, in the summary section of the Registration Statement.

Our Distribution Policy, page 13

3.	Please revise here and elsewhere in the prospectus your references to “pro forma cash available for distribution.” The proper term, as provided in the table on page 49, is “estimated cash available for distribution.”

Response: In response to the Staff’s comments, the Company has revised the referenced disclosure on pages 12, 13, 22 and 47 of the Registration Statement.

4.	Please disclose the specific source of cash used to pay the distribution amounts that are in excess of 100% of estimated cash available for distribution. To the extent that you intend to borrow funds for these purposes, please identify the committed facility to be used for this purpose. Please add corresponding disclosure to the related risk factor on page 22 and the “Dividend Policy and Distributions” section on page 47.

Response: In response to the Staff’s comments, the Company has provided the referenced disclosure on pages 13, 22 and 47 of the Registration Statement.

Risk Factors, page 3

Securities and Exchange Commission

5.	Please revise the last bullet on page 3 to disclose which underwriters have interests in the offering other than underwriting discounts. In addition, please disclose that Friedman, Billings, Ramsey & Co., Inc. acted as initial purchaser and placement agent in your July 2004 private placement and that an affiliate of Banc of America Securities LLC will receive proceeds from the offering.

Response: In response to the Staff’s comments, the Company has revised the referenced bullet on page 4 of the Registration Statement to disclose which underwriters have interests in the offering other than underwriting discounts, that Friedman, Billings, Ramsey & Co., Inc. acted as initial purchaser and placement agent in the Company’s July 2004 private placement and that an affiliate of Banc of America Securities LLC will receive proceeds from the offering.

Restrictions on Ownership of our Common Stock, page 12

6.	This section contains detailed information about your ownership limitations that is more appropriate for the body of the prospectus. The summary should be limited to the most significant aspects of your company and your offering. Please revise to more concisely summarize the ownership limitations.

Response: In response to the Staff’s comments, the Company has revised the referenced disclosure on page 12 of the Registration Statement to provide a summary of the ownership limitations and transfer restrictions.

Risk Factors, page 20

7.	Please supplementally advise us whether the restrictions on distributions and dividends provided in your loan agreements are customary lock-box provisions relating to the payment of interest and property operating expenses. If not, please provide a brief description in the risk factor of the restrictions. In addition, please reference these restrictions in the “Liquidity and Capital Resources” section of your MD&A and the discussion of restrictions on distributions in the “Dividend Policy and Distributions” section.

Response: In response to the Staff’s comments, the Company supplementally informs the Staff that the restrictions on distributions and dividends provided in the Company’s loan agreements are customary lock box and cash management provisions relating to the payment of interest and property operating expenses. In addition, the Company has revised the Registration Statement on pages 47 and 65 to provide the referenced disclosure.

Part II – Item 33

Securities and Exchange Commission

8.	Please include disclosure regarding the indemnification agreements described on page 129.

Response: In response to the Staff’s comments, the Company has provided the referenced disclosure on page II-3 of the Registration Statement.

Electronic Distributions – Global Consent

9.	In the fourth line of the first page, the reference to “or other suitable correspondence” is too vague. Please specify how notifications will be made.

Response: In response to the Staff’s comments, the Company respectfully informs the Staff that it has been advised by Banc of America Securities LLC that Banc of America Securities LLC will revise the form of the global consent to either clarify or delete the reference to “other suitable correspondence.” In addition, the Company has been advised by Banc of America Securities LLC that Banc of America Securities LLC is currently not using the global consent, and any electronic preliminary prospectuses delivered by it are merely courtesy copies to the prospective investors receiving such prospectuses. The Company has been advised by Banc of America Securities LLC that any prospective investor receiving an electronic copy of the preliminary prospectus will contemporaneously receive a printed copy of the preliminary prospectus as well.

10.	Please include a statement that nothing in the agreement causes the participant to waive any rights such person may have under the federal securities laws.

Response: In response to the Staff’s comments, the Company respectfully informs the Staff that it has been advised by Banc of America Securities LLC that Banc of America Securities LLC will revise the form of the global consent to provide the referenced disclosure.

* * * *

If you should have any questions regarding Amendment No. 5 or the responses contained in this letter, please do not hesitate to call me at (617) 570-1006.

Sincerely,

/s/    Eric J. Graham, Esq.

Eric J. Graham, Esq.

Securities and Exchange Commission

cc:	William W. McCarten

John L. Williams

Mark W. Brugger

Michael D. Schecter

Sean M. Mahoney

Gilbert G. Menna

Richard Nadeau

Douglas Sweeney

David C. Wright

Cyane B. Crump